Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt [Abstract]
Schedule of Debt	The following table summarizes Greenfire’s debt:
As at	June 30, 2026	December 31, 2025
Senior credit facility	$26,500	$-
Unamortized debt issuance costs	(1,864)	-
Debt	$24,636	$-